Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2021
Summary of Significant Accounting Policies
Schedule of basic and diluted net income (loss) per common share

The following table reflects the calculation of basic and diluted net income (loss) per share of common stock:

	For the	For the
	Three Months	Six Months
	Ended	Ended
	June 30,	June 30,
	2021	2021
Class A common stock
Numerator: Income (loss) allocable to Class A common stock
Income (loss) from investments held in Trust Account	$(2,446)	$22,458
Less: Company’s portion available to be withdrawn to pay taxes	—	22,458
Net income (loss) attributable	$(2,446)	$—
Denominator: Weighted average Class A common stock
Basic and diluted weighted average shares outstanding, Class A common stock	20,000,000	20,000,000
Basic and diluted net income per share, Class A common stock	$(0.00)	$0.00

Class B common stock
Numerator: Net income (loss) minus net income allocable to Class A common stock
Net income (loss)	$(2,277,124)	$(23,118,757)
Net income (loss) allocable to Class A common stock	2,446	—
Net income (loss) attributable	$(2,274,678)	$(23,118,757)
Denominator: weighted average Class B common stock
Basic and diluted weighted average shares outstanding, Class B common stock	5,000,000	5,000,000
Basic and diluted net loss per share, Class B common stock	$(0.45)	$(4.62)